REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Salaries, consultants, and benefits	$ 1,885	$ 1,158
Professional fees	1,111	309
Investor relations and shareholder information	756	529
Transfer agent and filing fees	174	174
Administrative and office	968	836
Travel	233	103
General and administrative expenses	$ 5,127	$ 3,109